Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVA
                              ("Separate Account")

                                 Supplement to:
                    Ameritas No-Load Variable Annuity (4080)
                          Prospectus Dated May 1, 2010
                    and Statement of Additional Information

                          Supplement Dated May 1, 2012

1.   Subaccount underlying portfolios available as variable investment options for your Policy are:
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                    American Century Investments                              American Century Investment Management, Inc.
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American Century VP International Fund, Class I                        Capital growth.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
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Calvert VP Natural Resources Portfolio - Summit Investment             Capital growth.
Advisors, Inc. ("Summit")
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Calvert VP S&P 500 Index Portfolio ** - Summit                         Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Summit         Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
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                  Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
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                      DWS Investments VIT Funds                               Deutsche Investment Management Americas Inc.
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DWS Small Cap Index VIP Portfolio, Class A - Northern Trust            Index:  Russell 2000(R) Index.
Investments, Inc.
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                        DWS Variable Series I                                 Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
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                       DWS Variable Series II                                 Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
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               Fidelity(R) Variable Insurance Products                          Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 1,4             Long-term capital appreciation.
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Fidelity(R) VIP High Income Portfolio, Service Class 1,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,4     Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Service Class 2,4                   Long-term growth.
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Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
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    Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited;
                              and (4) other investment advisers serve as sub-advisers for the fund.
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        Franklin Templeton Variable Insurance Products Trust                           Franklin Advisers, Inc.
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Templeton Global Bond Securities Fund, Class 2                         Current income, consistent with preservation of capital,
                                                                       with capital appreciation as secondary.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                    AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco Van Kampen V.I. American Franchise Fund, Series I
(Invesco V.I. Leisure Fund merged into Invesco V.I. Capital Growth     Seek capital growth.
 Fund and renamed April 30, 2012)
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Invesco V.I. Diversified Dividend Fund, Series I                       To provide reasonable current income and long-term
(named Invesco V.I. Dividend Growth Fund prior to April 30, 2012)      growth of income and capital.
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Invesco V.I. Global Health Care Fund, Series I                         Long-term growth of capital.
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Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco V.I. Technology Fund, Series I                                 Long-term growth of capital.
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                   MFS(R) Variable Insurance Trust                              Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
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Neuberger Berman AMT Balanced Portfolio, Class I                       Balanced: growth of capital.
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Neuberger Berman AMT Growth Portfolio, Class I                         Growth of capital.
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Neuberger Berman AMT Large Cap Value Portfolio, Class I                Capital growth.
(named Neuberger Berman AMT Partners Portfolio prior to May 1,
2012)
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I        Capital growth.
(named Neuberger Berman AMT Regency Portfolio prior to May 1,
2012)
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Neuberger Berman AMT Short Duration Bond Portfolio, Class I            Bond: highest available current income consistent with
                                                                       liquidity and low risk to principal; income; total return is secondary.
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                    PIMCO Variable Insurance Trust                             Pacific Investment Management Company LLC
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PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative        Seeks maximum real return.
Class
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PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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                        Rydex Variable Trust                                            Guggenheim Investments
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Rydex Government Long Bond 1.2x Strategy Fund                          Seeks to provide investment results that correspond to
                                                                       120% of daily price movement of Long Treasury Bond.
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Rydex Inverse S&P 500 Strategy Fund **                                 Seeks to provide investments results that match the inverse
                                                                       (opposite) performance of the S&P 500(R) Index on a
                                                                       daily basis.
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Rydex NASDAQ-100(R) Fund                                               Seeks to provide investment results that correspond to the
                                                                       NASDAQ-100 Index(R) on a daily basis.
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Rydex Nova Fund                                                        Seeks to provide investment results that match 150% of
                                                                       the performance of S&P 500(R) Index on a daily basis. **
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Rydex Precious Metals Fund                                             Seeks to provide capital appreciation by investing in U.S.
                                                                       and foreign companies that are involved in the precious
                                                                       metals sector.
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                  T. Rowe Price Equity Series, Inc.                                   T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio                               Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
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                 Third Avenue Variable Series Trust                                    Third Avenue Management LLC
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Third Avenue Value Portfolio                                           Long-term capital appreciation.
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               The Universal Institutional Funds, Inc.                          Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                Vanguard(R) Variable Insurance Fund ***                               The Vanguard Group. Inc. 1
                                                                                 Wellington Management Company, LLP 2
                                                                             Barrow, Hanley, Mewhinney & Strauss, Inc. 3
                                                                                       AllianceBernstein L.P. 4
                                                                                   William Blair & Company, L.L.C. 5
                                                                            Schroder Investment Management North America,
                                                                                                Inc. 6
                                                                                   Baillie Gifford Overseas Ltd. 7
                                                                                Granahan Investment Management, Inc.8
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Vanguard(R) Diversified Value Portfolio 3                              Growth and Income.
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Vanguard(R) Equity Income Portfolio 1,2                                Growth and income.
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Vanguard(R) Equity Index Portfolio 1                                   Index - Growth and income.
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Vanguard(R) Growth Portfolio 4,5                                       Growth.
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Vanguard(R) High Yield Bond Portfolio 2                                Income.
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Vanguard(R) International Portfolio 6,7                                Growth.
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Vanguard(R) Mid-Cap Index Portfolio 1                                  Index - Growth and income.
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Vanguard(R) Money Market Portfolio 1                                   Money Market.
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Vanguard(R) REIT Index Portfolio 1                                     Income and Growth.
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Vanguard(R) Small Company Growth Portfolio 8                           Growth.
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Vanguard(R) Total Bond Market Index Portfolio 1                        Index - Bonds.
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           Wells Fargo Advantage Funds(SM) - Variable Trust                        Wells Fargo Funds Management, LLC
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Wells Fargo Advantage VT Discovery Fund(SM), Class 2 - Wells           Long-term capital appreciation.
Capital Management Inc. ("WellsCap")
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Wells Fargo Advantage VT Opportunity Fund(SM), Class 2 - WellsCap      Long-term capital appreciation.
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
* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**    "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
***   Vanguard is a trademark of The Vanguard Group, Inc.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

3. The Asset Allocation Program section of the prospectus is revised as follows:
     a.   The following sentences are added at the end of the first paragraph:
               We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.
     b. In the Potential Conflicts of Interest first paragraph, the fourth sentence is deleted and replaced with the following:
               We may receive fees for administrative services from other portfolios in the models.

4.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In The Asset Allocation Program Models section, the first two sentences are deleted and replaced with the following:
               Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.
     b. In the Potential Conflicts of Interest paragraph, the sentence, "We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees." is deleted and replaced with the following:
               We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-255-9678.